EXHIBIT 99.2

John Deere Owner Trust 2011

Statement to Certificateholders

$334,000,000 Class A-1 0.30642% Asset Backed Notes due May 11, 2012

$333,000,000 Class A-2 0.64% Asset Backed Notes due June 16, 2014

$340,000,000 Class A-3 1.29% Asset Backed Notes due January 15, 2016

$98,528,000 Class A-4 1.96% Asset Backed Notes due April 16, 2018

$52,093,971 Asset Backed Certificates

Payment Date:			17-Jun-13

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$16,126,969.71
		per $1,000 original principal amount:	$47.43

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$16,126,969.71

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$173,303.70
		per $1,000 original principal amount:	$0.51

		(iv) Class A-4 Notes:	$160,929.07
		per $1,000 original principal amount:	$1.63

		(v) Total:	$334,232.77

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$295,461,179.24

	(b)	Note Value at end of related Collection Period:	$295,707,749.32

	(c)	Pool Face Amount at the end of related Collection Period:	$311,296,658.17

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

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	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$145,085,778.28
		(ii)	A-3 Note Pool Factor:	0.4267229

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,528,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$52,093,971.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$260,082.73
	per $1,000 original principal amount:			$0.22
	(a)	Amount of Servicing Fee earned:		$260,082.73
	(b)	Amount of Servicing Fee paid:		$260,082.73
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$20,258,385.00
	(ii)	Specified Reserve Account Balance:		$20,258,385.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$2,342,690.54
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.79%

(11)	(i)	Aggregate amount of net losses for the collection period:		$58,342.58
	(ii)	Cumulative amount of net losses:		$1,320,280.84
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.11%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$351,811.41
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

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